CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY - USD ($)	Total	Common Stock	Additional Paid In Capital	Accumulated Deficit	Non-controlling Interest
Beginning balance (in shares) at Dec. 31, 2014		29,202,826
Beginning balance at Dec. 31, 2014	$ (1,468,823)	$ 29,203	$ 34,974,441	$ (40,111,826)	$ 3,639,359
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions from noncontrolling interest owners	$ 2,917,000				2,917,000
Stock awards granted (in shares)	2,017,500	2,017,500
Stock awards granted	$ 508,739	$ 2,017	506,722
Stock based compensation	58,373		58,373
Stock in exchange for services	169,210		169,210
Net loss	(4,905,518)			(4,177,300)
Less: Net loss attributable to non-controlling interest	728,218				(728,218)
Ending balance (in shares) at Dec. 31, 2015		31,220,326
Ending balance at Dec. 31, 2015	(2,721,019)	$ 31,220	35,708,746	(44,289,126)	5,828,141
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Contributions from noncontrolling interest owners	2,112,000				2,112,000
Stock based compensation	86,733		86,733
Stock in exchange for services	86,733
Net loss	(1,906,599)			(1,851,624)
Less: Net loss attributable to non-controlling interest	54,975				(54,975)
Ending balance (in shares) at Dec. 31, 2016		31,220,326
Ending balance at Dec. 31, 2016	(2,428,885)	$ 31,220	$ 35,795,479	$ (46,140,750)	7,885,166
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss	(1,883,477)
Less: Net loss attributable to non-controlling interest	31,752				(31,752)
Ending balance at Sep. 30, 2017	$ 16,743,391				$ 9,023,414